Services payable (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Services payable	R$ 749,226	R$ 723,242
Other shortterm provisions	R$ 750,732	R$ 723,242